December 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:                                         Office of Filings, Information & Consumer Service

Re:                             Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

To the Commission:

The Prospectus is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated October 26, 2012 as supplemented and restated on November 30, 2012 for the Munder International Fund-Core Equity, as filed electronically via EDGAR with the Securities and Exchange Commission on December 3, 2012 (Accession # 0001104659-12-081265).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:                                A. Eisenbeis